Investment in joint venture (Narrative) (Details) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) oz shares	Dec. 31, 2022 USD ($) oz
Disclosure of joint ventures [line items]
Impairment reversal on investment in joint venture	$ 0	$ (7,631)
Reversal of impairment loss		7,631
Finance income	$ 6,255	1,036
Asanko Gold Mine (AGM) [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method	45.00%
Net earning in JV	$ 31,700	46,500
Impairment reversal on investment in joint venture		(7,600)
Adjustment to carrying value of stockpile inventory	(700)	(15,300)
Production cost of stockpile inventory	(500)	(11,000)
Depreciation expense	$ (200)	(4,300)
Percent of gross revenue royalty payable	5.00%
Additional percentage of net smelter return royalty payable	2.00%
Additional percentage of net smelter return royalty payable to committee	0.50%
Growth and Sustainability Levy from Ghana	1.00%
Reversal of impairment loss		63,200
Severance expenses		18,000
Finance income	$ 4,602	801
Provision against supplies inventory	4,400	0
Reclassification of insurance and capital spares to mineral properties, plant and equipment	2,600	0
Reclamation deposit including accrued interest	5,300	5,000
Bank guarantee	16,400
Additions to mineral properties, plant and equipment	55,300	$ 17,100
Right-of-use assets associated with mining services contract	$ 18,800
Long-term risk free discount rate for reclamation cost	3.90%	3.90%
Damages sought	$ 25,000
Damages awarded value	13,000
Legal proceedings provision	$ 7,000	$ 2,000
Number of preferred shares owned | shares	264.9
Asanko Gold Mine (AGM) [Member] | RK Mine Finance Trust I ("Red Kite") [Member] | Offtake agreement [Member]
Disclosure of joint ventures [line items]
Percentage of sale of future gold production	100.00%
Maximum amount of sale of future gold production | oz	2.2
Amount of gold sold in period | oz	134,163	167,849
Amount of gold delivered under agreement | oz	1,601,268
Revenue from sale of silver	$ 600	$ 600
Asanko Gold Ghana Ltd. [Member]
Disclosure of joint ventures [line items]
Interest held by Government of Ghana	10.00%
Adansi Gold Company Ghana Limited [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method	50.00%
Shika Group Finance Limited [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method	50.00%